UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

             MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	17,062	$3,017,585

Banks — 2.1%
JPMorgan Chase & Co.	36,583	3,213,451

Biotechnology — 7.6%
Alexion Pharmaceuticals, Inc.*	15,956	1,934,505
BioMarin Pharmaceutical, Inc.*	22,261	1,954,070
Celgene Corp.*	29,111	3,622,282
Shire PLC, ADR	15,277	2,661,712
Vertex Pharmaceuticals, Inc.*	13,617	1,489,019

		11,661,588

Capital Markets — 1.1%
S&P Global, Inc.	13,217	1,727,991

Energy Equipment & Services — 2.4%
Halliburton Co.	76,175	3,748,572

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	14,520	2,434,859

Food Products — 1.9%
Mondelez International, Inc. (Class A Stock)	67,439	2,905,272

Health Care Providers & Services — 1.9%
Cigna Corp.	20,078	2,941,226

Hotels, Restaurants & Leisure — 2.7%
Marriott International, Inc. (Class A Stock)	44,368	4,178,578

Internet & Direct Marketing Retail — 12.0%
Amazon.com, Inc.*	14,045	12,451,454
Priceline Group, Inc. (The)*	3,420	6,087,498

		18,538,952

Internet Software & Services — 16.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	58,888	6,349,893
Alphabet, Inc. (Class A Stock)*	5,943	5,038,476
Alphabet, Inc. (Class C Stock)*	6,054	5,022,156
Facebook, Inc. (Class A Stock)*	66,438	9,437,518

		25,848,043

IT Services — 10.8%
MasterCard, Inc. (Class A Stock)	64,456	7,249,367
Visa, Inc. (Class A Stock)	105,452	9,371,519

		16,620,886

Life Sciences Tools & Services — 2.1%
Illumina, Inc.*	18,822	3,211,786

Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc.*	23,433	3,007,391
EOG Resources, Inc.	12,904	1,258,785

		4,266,176

Pharmaceuticals — 5.2%
Allergan PLC	16,340	3,903,953
Bristol-Myers Squibb Co.	75,189	4,088,778

		7,992,731

Semiconductors & Semiconductor Equipment — 1.2%
QUALCOMM, Inc.	33,177	1,902,369

Software — 14.1%
Adobe Systems, Inc.*	41,330	5,378,273
Microsoft Corp.	101,506	6,685,185
Red Hat, Inc.*	67,534	5,841,691
salesforce.com, inc.*	43,232	3,566,208
Snap, Inc. (Class A Stock)*(a)	15,479	348,742

		21,820,099

Specialty Retail — 0.5%
TJX Cos., Inc. (The)	9,801	775,063

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	57,326	8,235,453

Textiles, Apparel & Luxury Goods — 4.9%
NIKE, Inc. (Class B Stock)	136,347	7,598,618

TOTAL LONG-TERM INVESTMENTS (cost $79,109,872)		152,639,298

SHORT-TERM INVESTMENTS — 5.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	1,643,820	1,643,820
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $6,560,082; includes $6,553,300 of cash collateral for securities on loan)(b)(c)	6,559,110	6,560,422

TOTAL SHORT-TERM INVESTMENTS (cost $8,203,902)		8,204,242

TOTAL INVESTMENTS — 104.2% (cost $87,313,774)(d)		160,843,540
Liabilities in excess of other assets — (4.2)%		(6,553,499)

NET ASSETS — 100.0%		$154,290,041

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,358,888; cash collateral of $6,553,300 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation were as follows:

Tax Basis	$87,317,313

Appreciation	75,508,982
Depreciation	(1,982,755)

Net Unrealized Appreciation	$73,526,227

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generaly in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,017,585	$—	$—
Banks	3,213,451	—	—
Biotechnology	11,661,588	—	—
Capital Markets	1,727,991	—	—
Energy Equipment & Services	3,748,572	—	—
Food & Staples Retailing	2,434,859	—	—
Food Products	2,905,272	—	—
Health Care Providers & Services	2,941,226	—	—
Hotels, Restaurants & Leisure	4,178,578	—	—
Internet & Direct Marketing Retail	18,538,952	—	—
Internet Software & Services	25,848,043	—	—
IT Services	16,620,886	—	—
Life Sciences Tools & Services	3,211,786	—	—
Oil, Gas & Consumable Fuels	4,266,176	—	—
Pharmaceuticals	7,992,731	—	—
Semiconductors & Semiconductor Equipment	1,902,369	—	—
Software	21,820,099	—	—
Specialty Retail	775,063	—	—
Technology Hardware, Storage & Peripherals	8,235,453	—	—
Textiles, Apparel & Luxury Goods	7,598,618	—	—
Affiliated Mutual Funds	8,204,242	—	—

Total	$160,843,540	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date  May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date  May 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date  May 18, 2017

*	Print the name and title of each signing officer under his or her signature.